CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts	$ 26,000	$ 45,883
Patents, amortization	$ 135,050	$ 467,102
Preferred stock, par value (in dollars per share)		$ 0.0001
Preferred stock, shares authorized (in shares)		25,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	4,786,804	3,659,828
Common stock, shares outstanding (in shares)	4,786,804	3,659,828
Series A Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	750,000	750,000
Preferred stock, shares issued (in shares)	48,100	48,100
Preferred stock, shares outstanding (in shares)	48,100	48,100
Preferred stock, liquidation preference	$ 801,533	$ 752,765